UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22699

Nuveen Preferred and Income Term Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       July 31

Date of reporting period:  April 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JPI	Nuveen Preferred and Income Term Fund Portfolio of Investments April 30, 2018
(Unaudited)

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 137.7% (99.8% of Total Investments)

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 64.0% (46.4% of Total Investments)

	Automobiles – 1.1%

$6,120	General Motors Financial Company Inc.	5.750%	N/A (3)	BB+	$6,024,375

	Banks – 23.3%

78	Bank of America Corporation (3-Month LIBOR reference rate + 3.630% spread), (4)	5.989%	N/A (3)	BBB–	78,390
7,275	Bank of America Corporation	6.500%	N/A (3)	BBB–	7,711,500
5,510	Bank of America Corporation	6.300%	N/A (3)	BBB–	5,833,437
2,380	Bank of America Corporation	5.875%	N/A (3)	BBB–	2,377,025
4,000	Barclays Bank PLC, 144A, (5)	10.180%	6/12/21	A–	4,678,621
7,315	Citigroup Inc.	6.125%	N/A (3)	BB+	7,644,175
510	Citigroup Inc.	5.950%	N/A (3)	BB+	527,212
10,935	Citigroup Inc.	5.875%	N/A (3)	BB+	11,235,712
4,390	Citizens Financial Group Inc.	5.500%	N/A (3)	BB+	4,499,750
3,065	Commerzbank AG, 144A	8.125%	9/19/23	BBB	3,544,018
4,351	HSBC Capital Funding LP, Debt, 144A, (5)	10.176%	N/A (3)	BBB+	6,768,503
15,079	JPMorgan Chase & Company, (5)	6.750%	N/A (3)	BBB–	16,379,564
9,330	JPMorgan Chase & Company	5.300%	N/A (3)	BBB–	9,609,900
3,320	KeyCorp Convertible Preferred Stock	5.000%	N/A (3)	Baa3	3,245,300
3,000	Lloyds Bank PLC, 144A	12.000%	N/A (3)	BBB–	3,805,281
1,340	M&T Bank Corporation	6.450%	N/A (3)	Baa2	1,463,950
4,015	M&T Bank Corporation	5.125%	N/A (3)	Baa2	3,997,334
2,295	PNC Financial Services	5.000%	N/A (3)	Baa2	2,266,312
4,855	PNC Financial Services Inc.	6.750%	N/A (3)	Baa2	5,237,331
4,201	Royal Bank of Scotland Group PLC	7.648%	N/A (3)	Ba2	5,272,255
4,980	SunTrust Bank Inc.	5.050%	N/A (3)	Baa3	4,911,774
3,010	Wachovia Capital Trust III	5.570%	N/A (3)	Baa2	2,983,662
6,776	Wells Fargo & Company (3-Month LIBOR reference rate + 3.770% spread), (4)	5.895%	N/A (3)	Baa2	6,852,230
2,821	Wells Fargo & Company	5.900%	N/A (3)	Baa2	2,870,367
7,925	Wells Fargo & Company, (5)	5.875%	N/A (3)	Baa2	8,202,377
	Total Banks				131,995,980

	Capital Markets – 3.0%

1,950	Bank of New York Mellon	4.950%	N/A (3)	Baa1	1,989,000
9,290	Goldman Sachs Group Inc.	5.375%	N/A (3)	Ba1	9,510,266
3,775	Goldman Sachs Group Inc.	5.300%	N/A (3)	Ba1	3,737,250
500	Morgan Stanley	5.550%	N/A (3)	BB+	512,500
1,155	State Street Corporation	5.250%	N/A (3)	Baa1	1,186,762
	Total Capital Markets				16,935,778

	Commercial Services & Supplies – 1.0%

5,495	AerCap Global Aviation Trust, 144A	6.500%	6/15/45	Ba1	5,824,700

	Consumer Finance – 2.6%

3,110	American Express Company	5.200%	N/A (3)	Baa2	3,144,988
1,850	American Express Company	4.900%	N/A (3)	Baa2	1,854,625
5,450	Capital One Financial Corporation	5.550%	N/A (3)	Baa3	5,613,500
4,315	Discover Financial Services	5.500%	N/A (3)	BB–	4,228,700
	Total Consumer Finance				14,841,813

	Diversified Financial Services – 6.0%

5,875	BNP Paribas, 144A	7.195%	N/A (3)	BBB	6,447,813
15,700	Compeer Financial ACA., 144A	6.750%	N/A (3)	BB	16,485,000
2,250	Depository Trust & Clearing Corporation, 144A	4.875%	N/A (3)	A	2,278,350
6,333	Rabobank Nederland, 144A, (5)	11.000%	N/A (3)	BBB	6,839,100

JPI	Nuveen Preferred and Income Term Fund (continued)
Portfolio of Investments April 30, 2018
(Unaudited)

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Diversified Financial Services (continued)

2,052	Voya Financial Inc.	5.650%	5/15/53	Baa3	$2,090,988
	Total Diversified Financial Services				34,141,251

	Electric Utilities – 2.3%

2,370	Electricite de France, 144A	5.250%	N/A (3)	BBB	2,376,304
9,525	Emera, Inc., (5)	6.750%	6/15/76	BBB–	10,306,050
	Total Electric Utilities				12,682,354

	Equity Real Estate Investment Trusts – 2.6%

12,298	Sovereign Real Estate Investment Trust, 144A	12.000%	N/A (3)	BB+	14,450,150

	Food Products – 3.3%

2,360	Dairy Farmers of America Inc., 144A	7.125%	N/A (3)	Baa3	2,584,200
1,195	Land O Lakes Capital Trust I, 144A, (5)	7.450%	3/15/28	Ba1	1,356,325
10,170	Land O’ Lakes Incorporated, 144A	8.000%	N/A (3)	BB	11,390,400
3,120	Land O’ Lakes Incorporated, 144A	7.250%	N/A (3)	BB	3,471,000
	Total Food Products				18,801,925

	Industrial Conglomerates – 4.4%

25,362	General Electric Capital Corporation, (5)	5.000%	N/A (3)	A–	25,108,380

	Insurance – 13.4%

2,745	Aegon NV	5.500%	4/11/48	Baa1	2,718,213
4,755	American International Group Inc.	5.750%	4/01/48	Baa2	4,778,775
6,270	Assurant Inc.	7.000%	3/27/48	Baa3	6,523,744
21,710	Financial Security Assurance Holdings, 144A, (5)	6.400%	12/15/66	BBB+	21,818,550
1,824	La Mondiale SAM, Reg S	7.625%	N/A (3)	BBB	1,878,720
4,770	MetLife Inc., 144A	9.250%	4/08/38	BBB	6,487,200
1,085	MetLife Inc.	5.875%	N/A (3)	BBB	1,109,141
2,215	MetLife Inc.	5.250%	N/A (3)	BBB	2,263,730
7,703	Provident Financing Trust I, (5)	7.405%	3/15/38	Baa3	8,704,390
3,325	Prudential Financial Inc., (5)	5.875%	9/15/42	BBB+	3,536,969
12,260	QBE Insurance Group Limited, 144A, (5)	7.500%	11/24/43	Baa2	13,680,689
2,335	QBE Insurance Group Limited, Reg S	6.750%	12/02/44	BBB	2,490,534
	Total Insurance				75,990,655

	Metals & Mining – 0.8%

4,370	BHP Billiton Finance USA Limited, 144A	6.250%	10/19/75	A–	4,573,205

	U.S. Agency – 0.2%

752	Farm Credit Bank of Texas, (5)	10.000%	N/A (3)	Baa1	883,600
	Total $1,000 Par (or similar) Institutional Preferred (cost $346,395,674)				362,254,166

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CONTINGENT CAPITAL SECURITIES – 41.6% (30.1% of Total Investments) (7)

	Banks – 34.2%

$2,450	Australia and New Zealand Banking Group Limited of the United Kingdom, 144A	6.750%	N/A (3)	Baa2	$2,612,313
11,800	Banco Bilbao Vizcaya Argentaria S.A	6.125%	N/A (3)	Ba2	11,405,290
1,110	Banco Mercantil del Norte, 144A	7.625%	N/A (3)	BB	1,146,075
2,200	Banco Santander SA, Reg S	6.375%	N/A (3)	Ba1	2,229,616
1,750	Barclays PLC	8.250%	N/A (3)	BB+	1,799,214
16,755	Barclays PLC, Reg S	7.875%	N/A (3)	BB+	17,876,379
10,184	Credit Agricole SA, 144A	8.125%	N/A (3)	BBB–	11,571,570
8,175	Credit Agricole SA, 144A	7.875%	N/A (3)	BBB–	8,869,875
650	HSBC Holdings PLC	6.875%	N/A (3)	BBB	689,000
3,390	HSBC Holdings PLC	6.375%	N/A (3)	BBB	3,491,700

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Banks (continued)

$1,960	HSBC Holdings PLC	6.000%	N/A (3)	BBB	$1,935,892
1,000	ING Groep N.V., Reg S	6.875%	N/A (3)	BBB–	1,055,286
4,890	ING Groep N.V.	6.500%	N/A (3)	BBB–	5,033,277
20,000	Intesa Sanpaolo SpA, 144A	7.700%	N/A (3)	BB–	21,150,000
22,460	Lloyds Banking Group PLC	7.500%	N/A (3)	Baa3	24,234,340
4,390	Nordea Bank AB, 144A	6.125%	N/A (3)	BBB	4,505,238
5,360	Royal Bank of Scotland Group PLC	8.625%	N/A (3)	Ba3	5,869,200
7,010	Royal Bank of Scotland Group PLC	8.000%	N/A (3)	Ba3	7,667,188
4,960	Royal Bank of Scotland Group PLC	7.500%	N/A (3)	Ba3	5,209,240
7,218	Societe Generale, 144A	7.875%	N/A (3)	BB+	7,822,508
7,215	Societe Generale, 144A	7.375%	N/A (3)	BB+	7,647,900
5,100	Societe Generale SA, 144A	6.750%	N/A (3)	BB+	5,061,750
5,600	Standard Chartered PLC, 144A	7.750%	N/A (3)	Ba1	5,964,000
4,440	Standard Chartered PLC, 144A	7.500%	N/A (3)	Ba1	4,689,750
23,115	UniCredit SpA, Reg S	8.000%	N/A (3)	B+	24,097,708
183,182	Total Banks				193,634,309

	Capital Markets – 5.7%

12,007	Credit Suisse Group AG, 144A	7.500%	N/A (3)	BB	13,012,826
1,400	Credit Suisse Group AG, Reg S	7.125%	N/A (3)	Ba2	1,468,600
2,500	Macquarie Bank Limited, 144A	6.125%	N/A (3)	Ba1	2,406,250
687	UBS Group AG, Reg S	7.125%	N/A (3)	BBB–	715,027
13,710	UBS Group AG, Reg S	7.000%	N/A (3)	BBB–	14,658,897
30,304	Total Capital Markets				32,261,600

	Diversified Financial Services – 1.7%

8,690	BNP Paribas, 144A	7.375%	N/A (3)	BBB–	9,472,100
$222,176	Total Contingent Capital Securities (cost $232,681,960)				235,368,009

Shares	Description (1)	Coupon		Ratings (2)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 32.1% (23.3% of Total Investments)

	Banks – 9.4%

115,900	AgriBank FCB, (6)	6.875%		BBB+	$12,517,200
202,745	Citigroup Inc., (5)	7.125%		BB+	5,650,503
155,800	Cobank Agricultural Credit Bank, (6)	6.250%		BBB+	16,436,900
40,797	Cobank Agricultural Credit Bank, (6)	6.200%		BBB+	4,319,382
107,726	Fifth Third Bancorp.	6.625%		Baa3	3,057,264
157,500	Huntington BancShares Inc.	6.250%		Baa3	4,123,350
192,878	Regions Financial Corporation, (5)	6.375%		BB+	5,319,575
22,000	Wells Fargo & Company	6.625%		Baa2	603,020
41,069	Zions Bancorporation, (5)	6.300%		BB	1,101,060
	Total Banks				53,128,254

	Capital Markets – 4.3%

54,600	Goldman Sachs Group, Inc.	5.500%		Ba1	1,403,220
186,656	Morgan Stanley, (5)	7.125%		BB+	5,252,500
244,100	Morgan Stanley	6.875%		BB+	6,712,750
116,000	Morgan Stanley	6.375%		BB+	3,101,840
191,400	Morgan Stanley, (5)	5.850%		BB+	4,909,410
61,000	Northern Trust Corporation, (5)	5.850%		BBB+	1,605,520
54,750	State Street Corporation, (5)	5.350%		Baa1	1,404,885
	Total Capital Markets				24,390,125

	Consumer Finance – 0.9%

185,926	GMAC Capital Trust I	5.785%		B+	4,943,772

	Food Products – 3.2%

185,400	CHS Inc., (5)	7.875%		N/R	5,285,754

JPI	Nuveen Preferred and Income Term Fund (continued)
Portfolio of Investments April 30, 2018
(Unaudited)

Shares	Description (1)	Coupon		Ratings (2)	Value

	Food Products (continued)

161,100	CHS Inc.	7.100%		N/R	$4,414,140
141,800	CHS Inc., (5)	6.750%		N/R	3,730,758
24,000	Dairy Farmers of America Inc., 144A, (6)	7.875%		Baa3	2,420,911
20,500	Dairy Farmers of America Inc., 144A, (6)	7.875%		Baa3	2,359,616
	Total Food Products				18,211,179

	Insurance – 6.1%

324,957	Aspen Insurance Holdings Limited, (5)	5.950%		BBB–	8,302,651
62,000	Aspen Insurance Holdings Limited, (5)	5.625%		BBB–	1,499,160
108,900	Axis Capital Holdings Limited	5.500%		BBB	2,639,736
61,100	Delphi Financial Group, Inc., (5), (6)	2.323%		BB+	1,397,663
318,825	Kemper Corporation	7.375%		Ba1	8,318,144
163,333	Maiden Holdings NA Limited	7.750%		N/R	3,467,560
62,847	Reinsurance Group of America Inc., (5)	6.200%		BBB	1,672,987
205,002	Reinsurance Group of America, Inc., (5)	5.750%		BBB	5,270,601
74,800	Torchmark Corporation, (5)	6.125%		BBB+	1,953,776
	Total Insurance				34,522,278

	Mortgage Real Estate Investment Trusts – 0.5%

114,600	Wells Fargo REIT, (5)	6.375%		BBB	2,956,680

	Oil, Gas & Consumable Fuels – 1.2%

84,700	Nustar Energy LP, (5)	8.500%		B1	1,882,034
209,322	Nustar Logistics Limited Partnership	9.087%		B+	5,274,914
	Total Oil, Gas & Consumable Fuels				7,156,948

	Thrifts & Mortgage Finance – 2.3%

103,274	Federal Agricultural Mortgage Corporation	6.875%		N/R	2,667,567
145,808	Federal Agricultural Mortgage Corporation	6.000%		N/R	3,719,562
240,100	New York Community Bancorp Inc., (5)	6.375%		Ba1	6,499,507
	Total Thrifts & Mortgage Finance				12,886,636

	U.S. Agency – 4.2%

222,100	Farm Credit Bank of Texas, 144A, (5), (6)	6.750%		Baa1	23,760,637
	Total $25 Par (or similar) Retail Preferred (cost $174,974,984)				181,956,509
	Total Long-Term Investments (cost $754,052,618)				779,578,684

Principal Amount (000)	Description (1)	Coupon	Maturity		Value

	SHORT-TERM INVESTMENTS – 0.3% (0.2% of Total Investments)

	REPURCHASE AGREEMENTS – 0.3% (0.2% of Total Investments)

$1,838	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/18, repurchase price $1,838,423, collateralized by $2,055,000, U.S. Treasury Notes, 1.625%, due 5/15/26, value $1,876,392	0.740%	5/01/18		$1,838,385
	Total Short-Term Investments (cost $1,838,385)				1,838,385
	Total Investments (cost $755,891,003) 138.0%				781,417,069
	Borrowings – (39.7)% (8), (9)				(225,000,000)
	Other Assets Less Liabilities – 1.7% (10)				9,678,987
	Net Assets Applicable to Common Shares – 100%				$566,096,056

Investments in Derivatives

Interest Rate Swaps – OTC Cleared

Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (11)	Maturity Date	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
$13,000,000	Receive	3-Month LIBOR	2.822%	Semi-Annually	3/05/18	3/05/28	$156,370	$526	$155,844	$(22,751)

Interest Rate Swaps – OTC Uncleared

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (11)	Optional Termination Date	Maturity Date	Value	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services, LLC	$112,000,000	Receive	1-Month LIBOR	1.928%	Monthly	6/01/18	3/01/23	3/01/24	$3,981,170	$3,981,170

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or the liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or the liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
$1,000 Par (or similar) Institutional Preferred	$—	$362,254,166	$—	$362,254,166
Contingent Capital Securities	—	235,368,009	—	235,368,009
$25 Par (or similar) Retail Preferred	118,744,200	63,212,309	—	181,956,509
Short-Term Investments:
Repurchase Agreements	—	1,838,385	—	1,838,385
Investments in Derivatives:
Interest Rate Swaps*	—	4,137,014	—	4,137,014
Total	$118,744,200	$666,809,883	$—	$785,554,083
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of premium amortization, timing differences in the recognition of income on real estate investment trust (“REIT”) investments and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

JPI	Nuveen Preferred and Income Term Fund (continued)
Portfolio of Investments April 30, 2018
(Unaudited)

The tables below present the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal income tax basis, as of April 30, 2018.

For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.

Tax cost of investments	$755,158,237
Gross unrealized:
Appreciation	$32,962,138
Depreciation	(6,703,306)
Net unrealized appreciation (depreciation) of investments	$26,258,832

Tax cost of swaps	$526
Net unrealized appreciation (depreciation) of swaps	4,137,014

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Perpetual security. Maturity date is not applicable.

(4)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.

(5)	Investment, or portion of investment, is hypothecated. The total value of investments hypothecated as of the end of the reporting period was $205,575,779.

(6)	For fair value measurement disclosure purposes, investment classified as Level 2.

(7)	Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms for the benefit of the issuer. For example the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.

(8)	The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $596,393,022 have been pledged as collateral for borrowings.

(9)	Borrowings as a percentage of Total Investments is 28.8%.

(10)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the unrealized appreciation (depreciation) of OTC cleared and exchange-traded derivatives, when applicable.

(11)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

LIBOR	London Inter-Bank Offered Rate

Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

REIT	Real Estate Investment Trust

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Preferred and Income Term Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: June 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: June 29, 2018

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: June 29, 2018